Geographical and product analysis - Summary of Sales Revenue by Destination Explanatory (Parenthetical) (Detail) $ in Millions	6 Months Ended
Jun. 30, 2017 USD ($)
Japan [Member]
Disclosure Of Geographical Areas [Line Items]
Increase (decrease) in revenues	$ 177
Asia (excluding China and Japan) [Member]
Disclosure Of Geographical Areas [Line Items]
Increase (decrease) in revenues	$ (158)